SoFi Social 50 ETF

Schedule of Investments

as of May 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Aerospace & Defense - 0.9%
The Boeing Co.(a)	790	$140,312

Airlines - 1.0%
American Airlines Group, Inc.(a)	4,438	51,037
Delta Air Lines, Inc.	2,184	111,428
		162,465

Apparel - 0.4%
Nike, Inc. - Class B	656	62,353

Auto Manufacturers - 16.0%
Ford Motor Co.	17,209	208,745
Lucid Group, Inc.(a)(b)	47,758	135,633
NIO, Inc. - ADR(a)(b)	28,600	154,154
Rivian Automotive, Inc. - Class A(a)(b)	55,598	607,130
Tesla, Inc.(a)	8,316	1,480,913
		2,586,575

Banks - 2.1%
NU Holdings Ltd./Cayman Islands - Class A(a)(b)	28,835	342,560

Beverages - 1.0%
The Coca-Cola Co.	2,518	158,458

Biotechnology - 0.5%
Moderna, Inc.(a)	538	76,692

Commercial Services - 2.5%
Block, Inc.(a)	2,167	138,861
PayPal Holdings, Inc.(a)	4,118	259,393
		398,254

Computers - 5.0%
Apple, Inc.	4,183	804,182

Diversified Financial Services - 3.4%
Coinbase Global, Inc. - Class A(a)	2,404	543,112

Entertainment - 1.3%
AMC Entertainment Holdings, Inc.(a)	22,100	95,693
DraftKings, Inc. - Class A(a)(b)	3,387	118,985
		214,678

Food - 0.1%
Beyond Meat, Inc.(a)(b)	1,445	10,967

Insurance - 3.4%
Berkshire Hathaway, Inc. - Class B(a)	1,347	558,197

Internet - 19.0%
Airbnb, Inc. - Class A(a)(b)	838	121,451
Alibaba Group Holding Ltd. - ADR	2,200	172,348
Alphabet, Inc. - Class A(a)	4,449	767,452
Amazon.com, Inc.(a)	4,058	715,993

Maplebear, Inc.(a)	1,771	53,980
Meta Platforms, Inc. - Class A	1,619	755,798
Netflix, Inc.(a)	359	230,342
Shopify, Inc. - Class A(a)(b)	3,637	215,129
Snap, Inc. - Class A(a)(b)	2,217	33,299
		3,065,792

Leisure Time - 0.9%
Carnival Corp.(a)(b)	8,723	131,543
Virgin Galactic Holdings, Inc.(a)	15,315	13,243
		144,786

Media - 2.9%
The Walt Disney Co.	4,350	452,008
Warner Bros Discovery, Inc.(a)(b)	3,040	25,050
		477,058

Oil & Gas - 1.0%
Exxon Mobil Corp.	1,339	157,011

Pharmaceuticals - 2.1%
Johnson & Johnson	656	96,215
Pfizer, Inc.	6,768	193,971
Tilray Brands, Inc.(a)(b)	23,637	42,547
		332,733

Retail - 6.5%
Costco Wholesale Corp.(b)	571	462,447
GameStop Corp. - Class A(a)(b)	8,658	200,346
Starbucks Corp.	1,150	92,253
Target Corp.	784	122,430
Walmart, Inc.	2,546	167,425
		1,044,901

Semiconductors - 19.2%
Advanced Micro Devices, Inc.(a)	3,654	609,853
ARM Holdings PLC - ADR(a)(b)	3,538	426,400
Intel Corp.	5,678	175,166
NVIDIA Corp.	1,725	1,891,169
		3,102,588

Software - 9.4%
Microsoft Corp.	1,860	772,142
Palantir Technologies, Inc. - Class A(a)	33,101	717,629
Zoom Video Communications, Inc. - Class A(a)(b)	502	30,793
		1,520,564

Telecommunications - 1.2%
AT&T, Inc.	10,377	189,069
TOTAL COMMON STOCKS (Cost $13,945,438)		16,093,307

SHORT-TERM INVESTMENTS - 18.3%
Investments Purchased with Proceeds from Securities Lending - 18.2%
Mount Vernon Liquid Assets Portfolio, LLC(c)	2,930,553	2,930,553

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.24%(c)	22,813	22,813
TOTAL SHORT-TERM INVESTMENTS (Cost $2,953,366)		2,953,366

TOTAL INVESTMENTS - 118.1% (Cost $16,898,804)	$19,046,673
Liabilities in Excess of Other Assets - (18.1)%	(2,920,520)
TOTAL NET ASSETS - 100.0%	$16,126,153

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ARM Adjustable Rate Mortgage
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $2,849,405 which represented 17.7% of net assets.
(c)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Summary of Fair Value Exposure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

SoFi Social 50 ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$16,093,307	$—	$—	$16,093,307
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	2,930,553
Money Market Funds	22,813	—	—	22,813
Total Investments	$16,116,120	$—	$—	$19,046,673

Refer to the Schedule of Investments for additional information.

(a)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.